RESTRICTED CASH AND SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2012
RESTRICTED CASH AND SHORT-TERM INVESTMENTS [Abstract]
Components of restricted cash and cash equivalents
The Company's restricted cash and short-term investment balances are as follows:

(in thousands of $)	2012	2011
Restricted cash relating to projects	1,551	3,500
Golar Partners and subsidiaries' restricted cash
Total security lease deposits for lease obligations	—	190,516
Restricted cash and short-term investments relating to the Mazo facility	—	10,254
Restricted cash relating to the Freeze facility	—	9,012
	1,551	213,282

Components of short-term restricted cash and short-term investments
The analysis of short-term restricted cash and short-term investments at December 31, 2012 and 2011 is as follows:

(in thousands of $)	2012	2011
Restricted cash relating to projects	1,551	3,500
Golar Partners and subsidiaries' restricted cash
Lease security deposits	—	5,246
Restricted cash and short-term investments relating to the Mazo facility (see note 27)	—	10,254
Restricted cash relating to the Freeze facility (see note 27)	—	9,012
Short-term restricted cash and short-term investments	1,551	28,012